Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligation (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Benefit adjustments included in other comprehensive (income) loss:
Currency translation adjustments and other	$ (125)	$ 510	$ 185
Total recognized in other comprehensive loss	337	(197)	242
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	75	68	71
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses	306
Amortization of actuarial losses	(64)
Amortization of prior service cost	(1)
Currency translation adjustments and other	(52)
Total recognized in other comprehensive loss	189
Total recognized in comprehensive loss	264
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	46	57	61
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses	146
Amortization of actuarial losses	(5)
Amortization of prior service cost	12
Prior service cost	(12)
Currency translation adjustments and other	(1)
Total recognized in other comprehensive loss	140
Total recognized in comprehensive loss	186
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	44	25	41
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses	58
Amortization of actuarial losses	(13)
Amortization of prior service cost	(2)
Prior service cost	(24)
Currency translation adjustments and other	(11)
Total recognized in other comprehensive loss	8
Total recognized in comprehensive loss	$ 52